SHARE CAPITAL - Disclosure of detailed information about Loss per Share (Details) - shares	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure Of Share Capital Information [Abstract]
Weighted average number of shares used in basic loss per share	256,119,930	172,668,816
Options	2,757,798	4,540,182
Warrants	5,915,606	0
Top-up rights	1,129,876	0
Restricted shares units	1,137,034	727,275
Performance share units	471,847	126,685
Weighted average number of shares used in diluted loss per share	267,532,091	178,062,958